Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Schedule of Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2024:

For the year Ended December 31, 2023	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB
Financial assets at fair value through
Exchangeable Notes	—	—	20,681

For the Year Ended December 31, 2024	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB
Financial assets at fair value through
Exchangeable Notes	—	—	20,990

Schedule of Fair Values of ODI Convertible Loans and Exchangeable Notes

The fair values of the ODI Convertible Loans and Exchangeable Notes were estimated with the following key assumptions with no change for the years ended December 31, 2024:

As of December 31, 2023
Risk-free rate of return (per annum)	6.19% – 6.24%
Expected Volatility	59.21%
Expected dividend yield	0%
Expected Term	0.69 years
Applied bond yield	14.49%
Yield for value of credit risk	13.91%
Fair value of underlying ordinary shares/preferred shares	US$0.11 – US$0.14